Document and Entity Information	12 Months Ended
Jan. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Sep 30, 2011
Registrant Name	Legg Mason Global Asset Management Trust
Central Index Key	0001474103
Amendment Flag	false
Document Creation Date	Jul 2, 2012
Document Effective Date	Jul 2, 2012
Prospectus Date	Jan 31, 2012

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

SUPPLEMENT DATED JULY 1, 2012

TO THE SUMMARY PROSPECTUS, PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION, EACH DATED JANUARY 31, 2012

        The following replaces footnote 4 to the fee table contained in the section titled "Fees and expenses of the fund" in the fund's Summary Prospectus and Prospectus.

4	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.30%, 2.05%, 1.30%, 1.55%, 2.05%, 0.95% and 0.85% for Class A, C, FI, R, R1, I and IS shares, respectively. These arrangements cannot be terminated prior to December 31, 2013 without the Board's consent. The manager currently intends to voluntarily waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.10%, 1.85%, 1.10%, 1.35% and 0.85% for Class A, C, FI, R and I shares, respectively. These arrangements are expected to continue until December 31, 2013 but may be terminated at any time by the manager. The manager is permitted to recapture amounts waived or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limit described above.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Supplement [Text Block]	lmgamt3_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

SUPPLEMENT DATED JULY 1, 2012

TO THE SUMMARY PROSPECTUS, PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION, EACH DATED JANUARY 31, 2012

        The following replaces footnote 4 to the fee table contained in the section titled "Fees and expenses of the fund" in the fund's Summary Prospectus and Prospectus.

4	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.30%, 2.05%, 1.30%, 1.55%, 2.05%, 0.95% and 0.85% for Class A, C, FI, R, R1, I and IS shares, respectively. These arrangements cannot be terminated prior to December 31, 2013 without the Board's consent. The manager currently intends to voluntarily waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.10%, 1.85%, 1.10%, 1.35% and 0.85% for Class A, C, FI, R and I shares, respectively. These arrangements are expected to continue until December 31, 2013 but may be terminated at any time by the manager. The manager is permitted to recapture amounts waived or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limit described above.

Legg Mason BW Diversified Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt3_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

SUPPLEMENT DATED JULY 1, 2012

TO THE SUMMARY PROSPECTUS, PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION, EACH DATED JANUARY 31, 2012

        The following replaces footnote 4 to the fee table contained in the section titled "Fees and expenses of the fund" in the fund's Summary Prospectus and Prospectus.

4	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.30%, 2.05%, 1.30%, 1.55%, 2.05%, 0.95% and 0.85% for Class A, C, FI, R, R1, I and IS shares, respectively. These arrangements cannot be terminated prior to December 31, 2013 without the Board's consent. The manager currently intends to voluntarily waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.10%, 1.85%, 1.10%, 1.35% and 0.85% for Class A, C, FI, R and I shares, respectively. These arrangements are expected to continue until December 31, 2013 but may be terminated at any time by the manager. The manager is permitted to recapture amounts waived or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limit described above.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Document Creation Date	dei_DocumentCreationDate	Jul 2, 2012